Financial instruments - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($) Swaption	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Derivative [Line Items]
Carrying value, long-term debt		$ 2,450,633,000	$ 2,884,514,000
Fair value of long-term obligations under capital lease excluding deferred financing fees		653,007,000	498,357,000
Carrying value of long-term capital lease obligations excluding deferred financing fees		648,840,000	498,784,000
Carrying value of vessels		6,262,453,000	6,432,402,000
Non-cash impairment charge		0	285,195,000	$ 0
Amount that would be settled in cash in the next 12 months		38,721,000
Swaption agreements | Swaption	2
Asset due to restructured swaption agreements		0	11,338,000
Payments for swap terminations		8,107,000	31,211,000
Estimated accumulated other comprehensive loss expected to be reclassified to net earnings		1,433,000
Swaption [Member]
Derivative [Line Items]
Asset due to restructured swaption agreements	$ 11,300,000
Interest rate on terminated swap	5.26%
Vessels [Member]
Derivative [Line Items]
Carrying value of vessels		6,116,091,000	6,126,220,000
Fair Value Measured on Non-recurring Basis [Member] | Vessels [Member]
Derivative [Line Items]
Carrying value of vessels			619,521,000
Non-cash impairment charge			285,195,000
Fair Value Measured on Non-recurring Basis [Member] | Level 2 [Member] | Vessels [Member]
Derivative [Line Items]
Fair value of vessels held for use			334,326,000
Senior Unsecured Notes [Member]
Derivative [Line Items]
Carrying value, long-term debt		417,925,000	345,000,000
Fair value, long-term debt		423,184,000	347,898,000
Revolving and Term Loan Credit Facilities [Member]
Derivative [Line Items]
Fair value, long-term debt excluding deferred financing fees		1,940,215,000	2,418,586,000
Carrying value, long-term debt		$ 2,050,137,000	$ 2,558,389,000